Income Taxes - Temporary Differences and Carryforwards (Details) - USD ($) $ in Millions	Jan. 01, 2023	Jan. 02, 2022
Asset
Employee related obligations	$ 20	$ 56
Stock based compensation	75	68
Depreciation of property, plant and equipment	0	0
Goodwill and intangibles	0	0
Reserves & liabilities	120	93
Net operating loss and tax credit carryforward	261	521
Undistributed foreign earnings	99	52
Global intangible low-taxed income	51	0
Miscellaneous international	28	46
R&D Capitalized for tax	55	0
Miscellaneous U.S.	39	13
Subtotal	748	849
Valuation allowance	(250)	(186)
Total deferred income taxes	498	663
Liability
Employee related obligations	0	0
Stock based compensation	0	0
Depreciation of property, plant and equipment	(38)	(41)
Goodwill and intangibles	(2,652)	(2,689)
Reserves & liabilities	0	0
Net operating loss and tax credit carryforward	0	0
Undistributed foreign earnings	(89)	(82)
Global intangible low-taxed income	0	(92)
Miscellaneous international	0	0
R&D Capitalized for tax	0	0
Miscellaneous U.S.	0	0
Subtotal	(2,779)	(2,904)
Valuation allowance	0	0
Total deferred income taxes	$ (2,779)	$ (2,904)